Not FDIC Insured May Lose Value No Bank Guarantee
FTF-Q3PH

Statement of Investments
(unaudited)
Franklin Limited Duration Income Trust 2
Notes to Statement of Investments 25

Franklin Limited Duration Income Trust
Statement of Investments (unaudited), September 30, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.3%
Hotels, Restaurants & Leisure 0.0%
†
24 Hour Fitness Worldwide, Inc. .......................... United States 24,950 $ 59,256
Machinery 0.1%
a
Birch Permian Holdings, Inc. ............................. United States 2,309 34,635
a
Birch Permian Holdings, Inc. ............................. United States 17,998 267,720
302,355
Metals & Mining 0.2%
a
Petra Diamonds Ltd. ................................... South Africa 16,570,078 390,671
Oil, Gas & Consumable Fuels 0.0%
†
a
Amplify Energy Corp. .................................. United States 281 1,495
a
California Resources Corp. .............................. United States 42 1,722
a,b,c
Nine Point Energy LLC ................................. United States 2,334,763 —
a,b
Riviera Resources, Inc. ................................. United States 6,305 1,629
4,846
Road & Rail 0.0%
a,b
Onsite Rental Group Operations Pty. Ltd. ................... Australia 522,133 —
Specialty Retail 0.0%
†
a
Party City Holdco, Inc. .................................. United States 1 6
Total Common Stocks (Cost $2,237,299) .......................................
757,134
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 59,089 177,267
a
Total Preferred Stocks (Cost $79,741) ..........................................
177,267
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
b
Battalion Oil Corp., A, 10/08/22 ........................... United States 752 205
b
Battalion Oil Corp., B, 10/08/22 ........................... United States 940 165
b
Battalion Oil Corp., C, 10/08/22 ........................... United States 1,209 118
a
California Resources Corp., 10/27/24 ...................... United States 96 1,152
1,640
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 438 2,244
Total Warrants (Cost $—) .....................................................
3,884
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
d,e,f
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 32,589 25,635
Total Convertible Bonds (Cost $7,015) .........................................
25,635
Corporate Bonds 68.5%
Aerospace & Defense 0.5%
f,g
TransDigm , Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 1,400,000 1,461,250

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Airlines 1.2%
f,g
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 1,000,000 $ 1,052,500
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 500,000 557,809
f,g
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 1,200,000 1,306,452
f
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 100,000 102,750
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 300,000 310,410
3,329,921
Auto Components 1.7%
f
Adient US LLC , Senior Secured Note , 144A, 9% , 4/15/25 ....... United States 300,000 324,375
h
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ................... United States 1,400,000 1,509,340
f,i
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 800,000 801,000
Goodyear Tire & Rubber Co. (The) , Senior Note , 9.5% , 5/31/25 ... United States 1,000,000 1,098,750
f
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 1,000,000 1,038,835
4,772,300
Automobiles 0.5%
f
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,300,000 1,268,917
Banks 0.6%
e,g
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 8/01/23, FRN
thereafter , Perpetual ................................. United States 1,500,000 1,584,563
Beverages 0.3%
f
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 700,000 699,023
Biotechnology 0.7%
f,g
Emergent BioSolutions , Inc. , Senior Note , 144A, 3.875% , 8/15/28 . United States 900,000 876,375
f,g
Horizon Therapeutics USA, Inc. , Senior Note , 144A, 5.5% , 8/01/27 United States 1,100,000 1,167,375
2,043,750
Building Products 2.0%
f
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 1,000,000 1,064,225
f,g
JELD-WEN, Inc. , Senior Note , 144A, 4.625% , 12/15/25 ......... United States 1,600,000 1,627,192
f,g
New Enterprise Stone & Lime Co., Inc. , Senior Secured Note , 144A,
6.25% , 3/15/26 ..................................... United States 1,500,000 1,552,875
f
Standard Industries, Inc. , Senior Note , 144A, 5% , 2/15/27 ....... United States 300,000 309,750
f,g
Summit Materials LLC / Summit Materials Finance Corp. , Senior
Note , 144A, 5.25% , 1/15/29 ............................ United States 800,000 841,000
5,395,042
Chemicals 2.3%
d,f
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 136,241 133,548
f
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 300,000 315,000
f
Diamond BC BV , Senior Note , 144A, 4.625% , 10/01/29 ......... United States 300,000 304,879
f,g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 700,000 707,875
f,h
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 1,500,000 1,626,660
f
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................... United States 1,000,000 1,103,815
f
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 400,000 399,500

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
f
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 600,000 $ 615,750
f
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 500,000 480,635
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 300,000 301,875
f
Unifrax Escrow Issuer Corp. ,
Senior Note, 144A, 7.5%, 9/30/29 ....................... United States 200,000 205,204
Senior Secured Note, 144A, 5.25%, 9/30/28 ............... United States 300,000 304,125
6,498,866
Commercial Services & Supplies 1.7%
f
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas
LuxCo 4 SARL , Senior Secured Note , 144A, 4.625% , 6/01/28 .. United States 500,000 499,850
f
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 800,000 790,760
f,g
GFL Environmental, Inc. , Senior Secured Note , 144A, 5.125% ,
12/15/26 .......................................... Canada 1,200,000 1,261,632
f,g
Harsco Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............. United States 1,400,000 1,452,500
f,g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 600,000 576,378
4,581,120
Construction & Engineering 1.1%
f
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 304,125
f
Great Lakes Dredge & Dock Corp. , Senior Note , 144A, 5.25% ,
6/01/29 ........................................... United States 500,000 518,125
f
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 800,000 814,796
f
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A,
4.875% , 9/15/28 ..................................... United States 1,300,000 1,353,625
2,990,671
Consumer Finance 1.1%
f
FirstCash , Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 400,000 415,500
g
Navient Corp. ,
Senior Note, 6.5%, 6/15/22 ............................ United States 200,000 206,750
Senior Note, 7.25%, 9/25/23 ........................... United States 400,000 436,708
OneMain Finance Corp. ,
g
Senior Bond, 5.375%, 11/15/29 ......................... United States 500,000 542,550
Senior Note, 8.875%, 6/01/25 .......................... United States 500,000 543,125
g
Senior Note, 6.625%, 1/15/28 .......................... United States 600,000 690,750
f
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 300,000 300,750
3,136,133
Containers & Packaging 4.2%
f,g
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 1,500,000 1,518,750
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 600,000 611,625
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 600,000 627,318
g
Crown Americas LLC / Crown Americas Capital Corp. VI , Senior
Note , 4.75% , 2/01/26 ................................. United States 500,000 515,925
f
Mauser Packaging Solutions Holding Co. ,
g
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 1,500,000 1,492,800
h
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 1,200,000 1,249,368

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
f
Owens-Brockway Glass Container, Inc. ,
g
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 400,000 $ 423,708
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 500,000 536,487
f
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 300,000 301,500
f,h
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC/Reynolds Group Holdings Ltd. , Senior Secured Note , 144A,
4% , 10/15/27 ....................................... United States 1,200,000 1,189,530
f,g
Plastipak Holdings, Inc. , Senior Note , 144A, 6.25% , 10/15/25 .... United States 1,500,000 1,529,063
f,g
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 600,000 670,479
Senior Note , 144A, 5.125%, 12/01/24 .................... United States 500,000 544,085
f,g
Trivium Packaging Finance BV , Senior Note , 144A, 8.5% , 8/15/27 . Netherlands 400,000 430,000
11,640,638
Diversified Financial Services 0.4%
f
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 1,200,000 1,234,680
Diversified Telecommunication Services 1.3%
f
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 300,000 288,576
g
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 1,700,000 1,861,245
f,g
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 1,500,000 1,530,000
3,679,821
Electric Utilities 0.6%
f
Vistra Operations Co. LLC ,
g
Senior Note, 144A, 5.625%, 2/15/27 ..................... United States 1,300,000 1,347,203
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 400,000 402,952
1,750,155
Electrical Equipment 0.4%
f,g
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 1,000,000 1,019,200
Electronic Equipment, Instruments & Components 0.5%
CDW LLC / CDW Finance Corp. , Senior Note , 4.125% , 5/01/25 ... United States 900,000 933,750
f
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 500,000 498,650
1,432,400
Energy Equipment & Services 1.3%
f,g
CSI Compressco LP / CSI Compressco Finance, Inc. ,
d
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 1,040,621 947,067
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 325,000 320,666
f
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 1,000,000 974,195
f
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 916,000 966,092
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 400,000 412,500
3,620,520
Entertainment 1.2%
f,g
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 2,000,000 2,065,000
f
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 200,000 199,062

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
f,h
Netflix, Inc. , Senior Note , 144A, 3.625% , 6/15/25 .............. United States 1,100,000 $ 1,170,125
3,434,187
Equity Real Estate Investment Trusts (REITs) 1.2%
f
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 800,000 795,030
f
HAT Holdings I LLC / HAT Holdings II LLC , Senior Note , 144A, 6% ,
4/15/25 ........................................... United States 400,000 418,500
g
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5.25% , 8/01/26 ..................................... United States 300,000 309,000
f
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer , Senior Secured Note , 144A, 5.875% , 10/01/28 United States 500,000 529,335
f,g
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 700,000 725,375
f
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 411,336
3,188,576
Food Products 1.4%
g
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 1,000,000 1,025,100
Senior Note, 5.25%, 9/15/27 ........................... United States 400,000 417,752
f
JBS Finance Luxembourg SARL , Senior Bond , 144A, 3.625% ,
1/15/32 ........................................... United States 400,000 408,004
g
Kraft Heinz Foods Co. , Senior Note , 3.875% , 5/15/27 .......... United States 800,000 873,994
f,g
Lamb Weston Holdings, Inc. , Senior Note , 144A, 4.625% , 11/01/24 United States 1,100,000 1,120,163
3,845,013
Health Care Equipment & Supplies 0.2%
f
Mozart Debt Merger Sub, Inc. , Senior Note , 144A, 5.25% , 10/01/29 United States 500,000 500,000
f
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA ,
Senior Note , 144A, 7.375% , 6/01/25 ...................... United States 180,000 190,180
690,180
Health Care Providers & Services 3.4%
g
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 .......................... United States 400,000 419,160
Senior Note, 2.45%, 7/15/28 ........................... United States 2,000,000 2,012,500
f
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 500,000 486,520
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 500,000 523,750
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 400,000 419,352
f,g
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 700,000 720,903
f,g
MEDNAX, Inc. , Senior Note , 144A, 6.25% , 1/15/27 ............ United States 1,300,000 1,368,250
f
ModivCare , Inc. , Senior Note , 144A, 5.875% , 11/15/25 ......... United States 1,500,000 1,588,125
f,h
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,500,000 1,415,235
f,g
Tenet Healthcare Corp. , Senior Secured Note , 144A, 4.875% ,
1/01/26 ........................................... United States 500,000 518,085
9,471,880
Hotels, Restaurants & Leisure 6.8%
f,j
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 1,500,000 450
f
Boyd Gaming Corp. , Senior Note , 144A, 8.625% , 6/01/25 ....... United States 1,300,000 1,410,500
f
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ........... United States 300,000 310,125
f
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 900,000 948,607

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
f
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 400,000 $ 422,190
f
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 400,000 427,500
g
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 1,500,000 1,552,500
f,g
Downstream Development Authority of the Quapaw Tribe of
Oklahoma , Senior Secured Note , 144A, 10.5% , 2/15/23 ....... United States 1,400,000 1,464,750
f
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 700,000 718,151
f
Genting New York LLC / GENNY Capital, Inc. , Senior Note , 144A,
3.3% , 2/15/26 ...................................... United States 400,000 396,874
f
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 1,200,000 1,203,060
f
International Game Technology plc ,
Senior Secured Note, 144A, 4.125%, 4/15/26 .............. United States 400,000 416,248
Senior Secured Note, 144A, 5.25%, 1/15/29 ............... United States 400,000 428,008
f
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 200,000 201,927
f
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 300,000 307,903
f
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 300,000 298,875
f
Penn National Gaming, Inc. , Senior Note , 144A, 4.125% , 7/01/29 . United States 400,000 395,860
f
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 500,000 505,846
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 1,000,000 1,011,325
f
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 8/31/26 .. United States 500,000 514,598
f
Six Flags Theme Parks, Inc. , Senior Secured Note , 144A, 7% ,
7/01/25 ........................................... United States 400,000 426,500
f
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 1,500,000 1,385,272
f
Vail Resorts, Inc. , Senior Note , 144A, 6.25% , 5/15/25 .......... United States 200,000 211,750
f,g
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 1,700,000 1,736,125
f
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 500,000 476,719
f,g
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 1,500,000 1,584,405
18,756,068
Household Durables 1.3%
f
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 6.625%, 1/15/28 ..................... United States 500,000 532,318
Senior Note, 144A, 4.625%, 4/01/30 ..................... United States 1,000,000 1,006,875
f
M/I Homes, Inc. , Senior Note , 144A, 3.95% , 2/15/30 ........... United States 600,000 602,481
f,g
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. ,
Senior Note , 144A, 5.875% , 4/15/23 ...................... United States 1,000,000 1,049,250
f
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 300,000 312,904
3,503,828
Independent Power and Renewable Electricity Producers 2.8%
f
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 400,000 413,900
f,g
Calpine Corp. , Senior Note , 144A, 5.125% , 3/15/28 ............ United States 1,500,000 1,520,976
Clearway Energy Operating LLC ,
f,i
Senior Bond, 144A, 3.75%, 1/15/32 ...................... United States 400,000 403,000
g
Senior Note, 5%, 9/15/26 ............................. United States 1,000,000 1,026,925
f,g
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 300,000 317,955
f
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 200,000 200,750
f,g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 2,000,000 1,978,070

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
f
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 $ 1,017,680
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 .......... United States 1,600,000 798,640
7,677,896
Insurance 0.6%
f,g
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 1,500,000 1,554,495
Internet & Direct Marketing Retail 0.2%
f
Match Group Holdings II LLC ,
Senior Note, 144A, 4.625%, 6/01/28 ..................... United States 500,000 523,362
i
Senior Note, 144A, 3.625%, 10/01/31 .................... United States 100,000 98,938
622,300
IT Services 1.2%
f
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 700,000 687,855
f
Cogent Communications Group, Inc. , Senior Secured Note , 144A,
3.5% , 5/01/26 ...................................... United States 500,000 507,500
f
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 500,000 525,625
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 200,000 201,770
f
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 1,095,699
f,g
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 400,000 431,128
3,449,577
Machinery 1.8%
f
ATS Automation Tooling Systems, Inc. , Senior Note , 144A, 4.125% ,
12/15/28 .......................................... Canada 1,300,000 1,334,827
Hillenbrand, Inc. , Senior Note , 5.75% , 6/15/25 ................ United States 800,000 845,000
f,g
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 1,000,000 1,072,625
f,i
Roller Bearing Co. of America, Inc. , Senior Secured Note , 144A,
4.375% , 10/15/29 .................................... United States 800,000 821,000
f
TK Elevator Holdco GmbH , Senior Note , 144A, 7.625% , 7/15/28 .. Germany 300,000 321,000
f
TK Elevator U.S. Newco , Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 600,000 629,535
5,023,987
Media 4.0%
f
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 300,000 313,462
f
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 300,000 316,152
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 200,000 208,250
f
Clear Channel Worldwide Holdings, Inc. , Senior Secured Note ,
144A, 5.125% , 8/15/27 ................................ United States 300,000 310,839
g
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 500,000 536,240
Senior Note , 6.75%, 11/15/21 .......................... United States 1,000,000 1,003,750
f
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
g
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 500,000 219,590
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 400,000 264,500
f
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 200,000 209,000

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
f,g
Gray Television, Inc. , Senior Note , 144A, 7% , 5/15/27 .......... United States 400,000 $ 429,500
f,g
iHeartCommunications , Inc. , Senior Secured Note , 144A, 5.25% ,
8/15/27 ........................................... United States 700,000 728,217
f,g
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 500,000 530,625
f
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 200,000 205,750
f
Nexstar Media, Inc. ,
g
Senior Note, 144A, 5.625%, 7/15/27 ..................... United States 1,000,000 1,059,225
Senior Note, 144A, 4.75%, 11/01/28 ..................... United States 200,000 207,727
f
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 400,000 396,990
f,g
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ....... United States 500,000 513,843
f
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 700,000 695,394
f
Sirius XM Radio, Inc. ,
Senior Note, 144A, 3.125%, 9/01/26 ..................... United States 500,000 507,500
Senior Note, 144A, 4%, 7/15/28 ........................ United States 600,000 610,875
f
Univision Communications, Inc. ,
g
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 1,200,000 1,303,956
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 400,000 407,000
10,978,385
Metals & Mining 1.4%
g
Commercial Metals Co. , Senior Bond , 3.875% , 2/15/31 ......... United States 1,200,000 1,208,136
f,g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 600,000 585,426
f,g
Joseph T Ryerson & Son, Inc. , Senior Secured Note , 144A, 8.5% ,
8/01/28 ........................................... United States 720,000 799,517
d,f
Petra Diamonds US Treasury plc , Senior Secured Note , 144A, PIK,
10.5% , 3/08/26 ..................................... South Africa 637,000 638,831
f
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 600,000 598,500
3,830,410
Mortgage Real Estate Investment Trusts (REITs) 0.4%
f
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 1,000,000 971,310
Oil, Gas & Consumable Fuels 6.7%
f
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 132,000 149,685
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 200,000 223,850
g
Apache Corp. , Senior Note , 4.625% , 11/15/25 ................ United States 300,000 322,875
g
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 7.75% , 4/15/23 ........................... United States 1,000,000 992,500
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 400,000 452,002
Cheniere Energy Partners LP ,
f
Senior Bond, 144A, 3.25%, 1/31/32 ...................... United States 200,000 200,910
g
Senior Note, 4.5%, 10/01/29 ........................... United States 900,000 957,942
f
Senior Note, 144A, 4%, 3/01/31 ........................ United States 1,000,000 1,048,450
Cheniere Energy, Inc. , Senior Secured Note , 4.625% , 10/15/28 ... United States 600,000 633,000
f
Chesapeake Energy Corp. , Senior Note , 144A, 5.5% , 2/01/26 .... United States 500,000 523,125
f,h
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 1,500,000 1,571,585
f
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 313,605

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
f
Endeavor Energy Resources LP / EER Finance, Inc. ,
g
Senior Bond, 144A, 5.75%, 1/30/28 ...................... United States 800,000 $ 843,000
Senior Note, 144A, 6.625%, 7/15/25 ..................... United States 500,000 527,500
d,f
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 1,050,816 990,361
f
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 .............. United States 300,000 307,911
b,c
Goodrich Petroleum Corp. , 13.5% , 5/31/23 .................. United States 1,571,558 2,093,279
f
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 5.75% ,
2/01/29 ........................................... United States 500,000 514,375
f
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 208,912 215,567
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 948,728 985,766
d,f,j
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 606,187 3,092
f
Oasis Midstream Partners LP / OMP Finance Corp. , Senior Note ,
144A, 8% , 4/01/29 ................................... United States 500,000 520,793
Occidental Petroleum Corp. ,
Senior Note, 5.875%, 9/01/25 .......................... United States 200,000 224,400
g
Senior Note, 5.5%, 12/01/25 ........................... United States 1,000,000 1,108,750
h
Senior Note, 8.5%, 7/15/27 ............................ United States 1,000,000 1,254,280
f
Renewable Energy Group, Inc. , Senior Secured Note , 144A, 5.875% ,
6/01/28 ........................................... United States 400,000 414,060
f
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 300,000 313,125
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 300,000 309,390
f,g
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 400,000 417,850
18,433,028
Personal Products 0.3%
f
Prestige Brands, Inc. ,
Senior Bond, 144A, 3.75%, 4/01/31 ...................... United States 300,000 289,881
g
Senior Note, 144A, 5.125%, 1/15/28 ..................... United States 500,000 522,375
812,256
Pharmaceuticals 2.9%
f,g
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 1,500,000 1,603,838
f
Bausch Health Cos., Inc. , Senior Bond , 144A, 6.125% , 4/15/25 ... United States 244,000 249,344
f,g
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 492,000 493,776
Senior Note, 144A, 6%, 6/30/28 ........................ United States 613,000 439,386
f
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 500,000 500,677
f,g
Jazz Securities DAC , Senior Secured Note , 144A, 4.375% , 1/15/29 United States 1,300,000 1,348,815
f,h
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 700,000 736,120
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 1,300,000 1,327,625
f,g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 203,000 207,074
g
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
7.125% , 1/31/25 ..................................... Israel 900,000 985,500
7,892,155
Real Estate Management & Development 0.7%
f,g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 1,000,000 1,046,250
f
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 500,000 500,245

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Real Estate Management & Development (continued)
f,g
Howard Hughes Corp. (The) , Senior Note , 144A, 5.375% , 8/01/28 . United States 500,000 $ 527,500
2,073,995
Road & Rail 0.9%
f
First Student Bidco , Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 900,000 888,750
f
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 519,225
b,d
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 952,561 949,808
2,357,783
Semiconductors & Semiconductor Equipment 0.1%
f
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 300,000 310,125
Software 1.3%
f,g
Blackboard, Inc. , Secured Note , 144A, 10.375% , 11/15/24 ....... United States 1,600,000 1,690,000
f,g
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 700,000 728,000
f
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,300,000 1,288,794
3,706,794
Specialty Retail 1.2%
f
Bath & Body Works, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ... United States 500,000 568,125
f
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 700,000 702,625
f,g
Lithia Motors, Inc. , Senior Note , 144A, 4.625% , 12/15/27 ........ United States 400,000 421,724
f
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 600,000 624,285
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 300,000 309,825
Party City Holdings, Inc. , Senior Secured Note , 5.75% , 7/15/25 .. United States 239,415 224,844
f
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 400,000 408,190
3,259,618
Textiles, Apparel & Luxury Goods 0.4%
f,g
Hanesbrands, Inc. , Senior Note , 144A, 4.625% , 5/15/24 ........ United States 1,000,000 1,055,530
Thrifts & Mortgage Finance 1.7%
f
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 300,000 298,260
g
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 .......... United States 500,000 534,150
f
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 900,000 926,730
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 ............. United States 900,000 1,005,750
f
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. , Senior
Note , 144A, 3.625% , 3/01/29 ........................... United States 1,100,000 1,113,750
f
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 900,000 908,352
4,786,992
Trading Companies & Distributors 0.6%
f,h
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 1,200,000 1,196,820
f
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 500,000 534,190
1,731,010
Wireless Telecommunication Services 1.4%
g
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 1,000,000 1,118,600
Senior Note, 7.125%, 6/15/24 .......................... United States 300,000 341,835

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
g
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 .......................... United States 300,000 $ 302,925
Senior Note, 4%, 4/15/22 ............................. United States 700,000 709,044
Senior Note, 2.625%, 4/15/26 .......................... United States 1,000,000 1,023,750
Senior Note, 2.625%, 2/15/29 .......................... United States 300,000 303,543
3,799,697
Total Corporate Bonds (Cost $187,361,572) .....................................
189,356,045
a
k
Senior Floating Rate Interests 46.8%
Aerospace & Defense 1.1%
AI Convoy (Luxembourg) SARL, USD Term Loan, B, 4.5%, (1-month
USD LIBOR + 3.5%; 6-month USD LIBOR + 3.5%), 1/18/27 .... Luxembourg 736,735 739,302
d
Alloy FinCo Ltd., Term Loan, B, 14%, PIK, (3-month USD LIBOR +
0.5%), 3/06/25 ...................................... United Kingdom 731,579 700,944
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 3.632%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 997,127 977,420
2020 Term Loan, B2, 3.632%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 536,090 525,494
2,943,160
a a a a a a
Air Freight & Logistics 0.6%
Kenan Advantage Group, Inc. (The), U.S. Term Loan, B1, 4.5%,
(1-month USD LIBOR + 3.75%), 3/24/26 .................. United States 1,635,500 1,636,408
Airlines 1.6%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Initial Term
Loan, 5.5%, (3-month USD LIBOR + 4.75%), 4/20/28 ......... United States 724,129 749,622
Air Canada, Term Loan, B, 4.25%, (3-month USD LIBOR + 3.5%),
8/11/28 ........................................... Canada 620,155 623,513
Allegiant Travel Co., Replacement Term Loan, 3.124%, (3-month
USD LIBOR + 3%), 2/05/24 ............................ United States 556,125 554,157
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan, 4.75%,
(3-month USD LIBOR + 3.75%), 10/20/27 ................. United States 546,388 581,871
Kestrel Bidco , Inc., Term Loan, 4%, (3-month USD LIBOR + 3%),
12/11/26 .......................................... Canada 845,562 827,065
United AirLines , Inc., Term Loan, B, 4.5%, (3-month USD LIBOR +
3.75%), 4/21/28 ..................................... United States 999,442 1,008,587
4,344,815
a a a a a a
Auto Components 1.5%
Adient US LLC, Term Loan, B1, 3.584%, (1-month USD LIBOR +
3.5%), 4/10/28 ...................................... United States 1,246,875 1,248,564
Clarios Global LP, First Lien, Amendment No. 1 Dollar Term Loan,
3.334%, (1-month USD LIBOR + 3.25%), 4/30/26 ............ United States 484,631 483,116
i,l
DexKo Global, Inc., Term Loan, B, TBD, 9/22/28 .............. United States 403,846 404,014
First Brands Group LLC, First Lien, 2021 Term Loan, 6%, (3-month
USD LIBOR + 5%), 3/30/27 ............................ United States 842,996 853,323
Highline Aftermarket Acquisition LLC, First Lien, Initial Term Loan,
5.25%, (1-month USD LIBOR + 4.5%), 11/09/27 ............. United States 547,024 549,190
Truck Hero, Inc., Initial Term Loan, 4%, (1-month USD LIBOR +
3.25%), 1/31/28 ..................................... United States 711,931 711,337
4,249,544
a a a a a a

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k
Senior Floating Rate Interests
(continued)
Automobiles 0.5%
American Trailer World Corp., First Lien, Initial Term Loan, 4.5%,
(1-month USD LIBOR + 3.75%), 3/03/28 .................. United States 1,367,891 $ 1,363,275
Banks 0.4%
Finastra Ltd., First Lien, Dollar Term Loan, 4.5%, (3-month USD
LIBOR + 3.5%), 6/13/24 ............................... United Kingdom 1,089,080 1,081,854
Beverages 0.5%
City Brewing Co. LLC, First Lien, Closing Date Term Loan, 4.25%,
(3-month USD LIBOR + 3.5%), 4/05/28 ................... United States 476,190 472,817
Triton Water Holdings, Inc., First Lien, Initial Term Loan, 4%,
(3-month USD LIBOR + 3.5%), 3/31/28 ................... United States 788,848 788,801
1,261,618
a a a a a a
Capital Markets 1.4%
Citadel Securities LP, 2021 Term Loan, 2.584%, (1-month USD
LIBOR + 2.5%), 2/02/28 ............................... United States 298,500 296,155
Deerfield Dakota Holding LLC, First Lien, Initial Dollar Term Loan,
4.75%, (1-month USD LIBOR + 3.75%), 4/09/27 ............. United States 1,021,088 1,025,316
Edelman Financial Engines Center LLC (The), First Lien, 2021 Initial
Term Loan, 4.25%, (1-month USD LIBOR + 3.5%), 4/07/28 .... United States 996,075 995,298
Jane Street Group LLC, Dollar Term Loan, 2.834%, (1-month USD
LIBOR + 2.75%), 1/26/28 .............................. United States 547,240 542,521
Russell Investments US Institutional Holdco, Inc., 2025 Term Loan,
4.5%, (3-month USD LIBOR + 3.5%), 5/30/25 .............. United States 1,000,000 1,002,655
3,861,945
a a a a a a
Chemicals 1.9%
CPC Acquisition Corp., First Lien, Initial Term Loan, 4.5%, (3-month
USD LIBOR + 3.75%), 12/29/27 ......................... United States 787,737 788,395
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan, 3.587%,
(1-month USD LIBOR + 3.5%), 3/16/25 ................... United States 188,589 188,331
INEOS Styrolution Group GmbH, 2026 Dollar Term Loan, B, 3.25%,
(1-month USD LIBOR + 2.75%), 1/29/26 .................. United Kingdom 934,324 935,843
Lummus Technology Holdings V LLC, 2021 Refinancing Term Loan,
B, 3.584%, (1-month USD LIBOR + 3.5%), 6/30/27 .......... United States 933,060 932,934
Nouryon Finance BV, Initial Dollar Term Loan, 2.832%, (1-month
USD LIBOR + 2.75%), 10/01/25 ......................... Netherlands 427,327 425,030
SCIH Salt Holdings, Inc., First Lien, Incremental Term Loan, B1,
4.75%, (3-month USD LIBOR + 4%), 3/16/27 ............... United States 1,215,855 1,218,804
Sparta U.S. Holdco LLC, First Lien, Initial Term Loan, 4.25%,
(3-month USD LIBOR + 3.5%), 8/02/28 ................... United States 656,250 658,301
5,147,638
a a a a a a
Commercial Services & Supplies 2.2%
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, 4.25%,
(3-month USD LIBOR + 3.75%), 5/12/28 .................. United States 1,378,923 1,381,660
APX Group, Inc., Initial Term Loan, 4%, (1-month USD LIBOR +
3.5%), 7/10/28 ...................................... United States 690,196 689,009
CCI Buyer, Inc., First Lien, Initial Term Loan, 4.75%, (3-month USD
LIBOR + 4%), 12/17/27 ............................... United States 313,648 314,857
Madison IAQ LLC, Term Loan, 3.75%, (3-month USD LIBOR +
3.25%), 6/21/28 ..................................... United States 1,129,366 1,129,128
Spin Holdco, Inc., Initial Term Loan, 4.75%, (3-month USD LIBOR +
4%), 3/04/28 ....................................... United States 1,293,500 1,298,571

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k
Senior Floating Rate Interests
(continued)
Commercial Services & Supplies (continued)
Staples, Inc., 2019 Refinancing New Term Loan, B1, 5.126%,
(3-month USD LIBOR + 5%), 4/16/26 ..................... United States 1,259,304 $ 1,204,210
6,017,435
a a a a a a
Communications Equipment 0.3%
CommScope , Inc., Initial Term Loan, 3.334%, (1-month USD LIBOR
+ 3.25%), 4/06/26 ................................... United States 723,685 721,499
Construction & Engineering 0.2%
USIC Holdings, Inc., First Lien, Initial Term Loan, 4.25%, (1-month
USD LIBOR + 3.5%), 5/12/28 ........................... United States 675,862 676,284
Construction Materials 0.1%
White Cap Buyer LLC, Initial Closing Date Term Loan, 4.5%,
(1-month USD LIBOR + 4%), 10/19/27 .................... United States 397,000 398,465
Containers & Packaging 1.2%
Charter Next Generation, Inc., First Lien, 2021 Initial Term Loan,
4.5%, (1-month USD LIBOR + 3.75%), 12/01/27 ............. United States 611,070 613,123
Kleopatra Finco SARL, USD Term Loan, B, 5.25%, (6-month USD
LIBOR + 4.75%), 2/12/26 .............................. Luxembourg 1,630,969 1,638,113
Mauser Packaging Solutions Holding Co., Initial Term Loan, 3.334%,
(1-month USD LIBOR + 3.25%), 4/03/24 .................. United States 984,576 966,036
3,217,272
a a a a a a
Diversified Consumer Services 0.7%
KUEHG Corp., Term Loan, B3, 4.75%, (3-month USD LIBOR +
3.75%), 2/21/25 ..................................... United States 297,692 295,439
Sedgwick Claims Management Services, Inc. (Lightning Cayman
Merger Sub Ltd.), Initial Term Loan, 3.334%, (1-month USD LIBOR
+ 3.25%), 12/31/25 .................................. United States 989,325 982,602
WeddingWire , Inc., First Lien, Initial Term Loan, 4.629%, (3-month
USD LIBOR + 4.5%), 12/19/25 .......................... United States 396,939 397,931
WW International, Inc., Initial Term Loan, 4%, (1-month USD LIBOR
+ 3.5%), 4/13/28 .................................... United States 255,769 255,796
1,931,768
a a a a a a
Diversified Financial Services 1.1%
Mercury Borrower, Inc., Term Loan, 4%, (2-month USD LIBOR +
3.5%), 8/02/28 ...................................... United States 843,882 843,354
i,l
Red Planet Borrower LLC, Initial Term Loan, TBD, 10/02/28 ...... United States 632,911 631,528
Verscend Holding Corp., Term Loan, B1, 4.084%, (1-month USD
LIBOR + 4%), 8/27/25 ................................ United States 1,608,519 1,612,871
3,087,753
a a a a a a
Diversified Telecommunication Services 0.9%
Altice France SA, USD Incremental Term Loan, B13, 4.125%,
(3-month USD LIBOR + 4%), 8/14/26 ..................... France 493,010 492,393
Global Tel*Link Corp., First Lien, Term Loan, 4.334%, (1-month USD
LIBOR + 4.25%), 11/29/25 ............................. United States 1,935,886 1,852,749
Intrado Corp., Initial Term Loan, B, 5%, (3-month USD LIBOR + 4%),
10/10/24 .......................................... United States 231,365 228,326
2,573,468
a a a a a a
Electric Utilities 0.2%
Astoria Energy LLC, Advance (2020) Term Loan, B, 4.5%, (3-month
USD LIBOR + 3.5%), 12/10/27 .......................... United States 564,224 566,867

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k
Senior Floating Rate Interests
(continued)
Electronic Equipment, Instruments & Components 0.1%
Verifone Systems, Inc., First Lien, Initial Term Loan, 4.129%,
(3-month USD LIBOR + 4%), 8/20/25 ..................... United States 396,939 $ 389,635
Entertainment 0.7%
Diamond Sports Group LLC, Term Loan, 3.34%, (1-month USD
LIBOR + 3.25%), 8/24/26 .............................. United States 907,913 569,334
Lions Gate Capital Holdings LLC, 2023 Term Loan, A, 1.834%,
(1-month USD LIBOR + 1.75%), 3/22/23 .................. United States 1,094,405 1,090,301
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC), First Lien, Term Loan, B1, 2.84%, (1-month USD
LIBOR + 2.75%), 5/18/25 .............................. United States 395,732 388,842
2,048,477
a a a a a a
Food & Staples Retailing 0.1%
GNC Holdings, Inc., Second Lien, Term Loan, 6.083%, (1-month
USD LIBOR + 6%), 10/07/26 ........................... United States 107,750 100,208
Shearer's Foods LLC, First Lien, Refinancing Term Loan, 4.25%,
(3-month USD LIBOR + 3.5%), 9/23/27 ................... United States 166,608 166,608
266,816
a a a a a a
Health Care Equipment & Supplies 0.3%
Jazz Pharmaceuticals plc, Initial Dollar Term Loan, 4%, (1-month
USD LIBOR + 3.5%), 5/05/28 ........................... United States 712,500 714,285
Health Care Providers & Services 4.5%
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 3.625%, (1-month USD
LIBOR + 3.125%), 12/23/27 ............................ United States 777,171 771,898
Amendment No. 5 Incremental Term Loan, 4%, (1-month USD
LIBOR + 3.5%), 12/23/27 .............................. United States 209,332 209,482
Aveanna Healthcare LLC, Term Loan, B, 4.25%, (1-month USD
LIBOR + 3.75%), 7/17/28 .............................. United States 710,646 711,257
CNT Holdings I Corp., First Lien, Initial Term Loan, 4.5%, (3-month
USD LIBOR + 3.75%), 11/08/27 ......................... United States 149,506 149,849
eResearchTechnology , Inc., First Lien, Initial Term Loan, 5.5%,
(1-month USD LIBOR + 4.5%), 2/04/27 ................... United States 562,823 566,253
i
Global Medical Response, Inc., 2018 New Term Loan, 5.25%,
(3-month USD LIBOR + 4.25%), 3/14/25 .................. United States 838,074 842,369
Heartland Dental LLC, 2021 Incremental Term Loan, 4.085%,
(1-month USD LIBOR + 4%), 4/30/25 ..................... United States 408,068 407,660
ICON plc, Term Loan, 3%, (3-month USD LIBOR + 2.5%), 7/03/28 . Luxembourg 486,069 488,228
MPH Acquisition Holdings LLC, Initial Term Loan, 4.75%, (3-month
USD LIBOR + 4.25%), 9/01/28 .......................... United States 438,525 434,142
National Mentor Holdings, Inc. ,
First Lien, Initial Term Loan, 4.5%, (1-month USD LIBOR + 3.75%;
3-month USD LIBOR + 3.75%), 3/02/28 ................... United States 1,521,018 1,522,920
First Lien, Initial Term Loan, C, 4.5%, (3-month USD LIBOR +
3.75%), 3/02/28 ..................................... United States 48,018 48,078
Pathway Vet Alliance LLC, First Lien, 2021 Replacement Term Loan,
3.834%, (1-month USD LIBOR + 3.75%), 3/31/27 ............ United States 1,235,313 1,234,411
Phoenix Guarantor, Inc., First Lien, Term Loan, B3, 3.585%,
(1-month USD LIBOR + 3.5%), 3/05/26 ................... United States 827,671 825,602
Pluto Acquisition I, Inc., First Lien, 2021 Term Loan, 4.121%,
(3-month USD LIBOR + 4%), 6/22/26 ..................... United States 854,692 855,226
Radiology Partners, Inc., First Lien, Term Loan, B, 4.334%, (1-month
USD LIBOR + 4.25%), 7/09/25 .......................... United States 724,138 724,489
i,l
U.S. Anesthesia Partners, Inc., Term Loan, TBD, 9/22/28 ........ United States 350,980 351,940

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k
Senior Floating Rate Interests
(continued)
Health Care Providers & Services (continued)
National Mentor Holdings, Inc., (continued)
U.S. Renal Care, Inc., Initial Term Loan, 5.125%, (1-month USD
LIBOR + 5%), 6/26/26 ................................ United States 596,954 $ 596,954
Waystar Technologies, Inc., First Lien, Initial Term Loan, 4.084%,
(1-month USD LIBOR + 4%), 10/22/26 .................... United States 1,573,581 1,576,531
12,317,289
a a a a a a
Hotels, Restaurants & Leisure 1.5%
d
24 Hour Fitness Worldwide, Inc., Term Loan, 5.132%, PIK, (3-month
USD LIBOR + 5%), 12/29/25 ........................... United States 1,154,184 1,003,326
i,l
Bally's Corp., Term Loan, B, TBD, 8/06/28 ................... United States 800,000 800,780
Caesars Resort Collection LLC, Term Loan, B1, 3.583%, (1-month
USD LIBOR + 3.5%), 7/21/25 ........................... United States 213,741 214,171
Golden Nugget, Inc., Initial Term Loan, B, 3.5%, (2-month USD
LIBOR + 2.5%; 3-month USD LIBOR + 2.5%), 10/04/23 ....... United States 385,895 384,568
Hilton Grand Vacations Borrower LLC, Term Loan, 3.5%, (1-month
USD LIBOR + 3%), 8/02/28 ............................ United States 277,778 278,750
IRB Holding Corp., Fourth Amendment Incremental Term Loan,
4.25%, (1-month USD LIBOR + 3.25%; 3-month USD LIBOR +
3.25%), 12/15/27 .................................... United States 355,373 356,345
i
Raptor Acquisition Corp., Term Loan, B, 4.75%, (3-month USD
LIBOR + 4%), 11/01/26 ............................... United States 550,847 553,188
Whatabrands LLC, Term Loan, B, 3.75%, (1-month USD LIBOR +
3.25%), 8/03/28 ..................................... United States 694,891 695,047
4,286,175
a a a a a a
Household Durables 0.5%
Osmosis Buyer Ltd., Initial Term Loan, B, 4.5%, (1-month USD
LIBOR + 4%), 7/31/28 ................................ United States 952,381 956,547
VC GB Holdings I Corp., First Lien, Initial Term Loan, 4%, (3-month
USD LIBOR + 3.5%), 7/21/28 ........................... United States 437,956 438,322
1,394,869
a a a a a a
Insurance 2.0%
Acrisure LLC ,
First Lien, 2020 Term Loan, 3.632%, (3-month USD LIBOR +
3.5%), 2/15/27 ...................................... United States 791,960 786,020
Incremental Term Loan, B, 3.882%, (3-month USD LIBOR +
3.75%), 2/15/27 ..................................... United States 195,652 195,245
Alliant Holdings Intermediate LLC ,
2018 Initial Term Loan, 3.334%, (1-month USD LIBOR + 3.25%),
5/09/25 ........................................... United States 612,731 609,055
2020 New Term Loan, 4.25%, (1-month USD LIBOR + 3.75%),
11/05/27 .......................................... United States 150,145 150,479
AssuredPartners , Inc. ,
2020 February Refinancing Term Loan, 3.584%, (1-month USD
LIBOR + 3.5%), 2/12/27 ............................... United States 783,941 780,182
2021 Term Loan, 4%, (1-month USD LIBOR + 3.5%), 2/12/27 ... United States 246,141 246,388
Asurion LLC ,
New Term Loan, B8, 3.334%, (1-month USD LIBOR + 3.25%),
12/23/26 .......................................... United States 1,753,087 1,729,289
Second Lien, New Term Loan, B3, 5.334%, (1-month USD LIBOR
+ 5.25%), 1/31/28 ................................... United States 32,665 32,610

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k
Senior Floating Rate Interests
(continued)
Insurance (continued)
Asurion LLC, (continued)
Second Lien, New Term Loan, B4, 5.331%, (1-month USD LIBOR
+ 5.25%), 1/20/29 ................................... United States 1,085,259 $ 1,081,596
5,610,864
a a a a a a
Internet & Direct Marketing Retail 0.5%
MH Sub I LLC (Micro Holding Corp.) ,
First Lien, 2020 June New Term Loan, 4.75%, (1-month USD
LIBOR + 3.75%), 9/13/24 .............................. United States 656,471 658,933
First Lien, Amendment No. 2 Initial Term Loan, 3.585%, (1-month
USD LIBOR + 3.5%), 9/13/24 ........................... United States 688,935 687,799
1,346,732
a a a a a a
IT Services 3.9%
Arches Buyer, Inc., Refinancing Term Loan, 3.75%, (1-month USD
LIBOR + 3.25%), 12/06/27 ............................. United States 694,750 692,092
Aventiv Technologies LLC, First Lien, Initial Term Loan, 5.5%,
(3-month USD LIBOR + 4.5%), 11/01/24 .................. United States 1,946,906 1,859,441
Barracuda Networks, Inc., First Lien, 2020 Term Loan, 4.5%,
(3-month USD LIBOR + 3.75%), 2/12/25 .................. United States 1,098,493 1,103,101
Gainwell Acquisition Corp., First Lien, Term Loan, B, 4.75%,
(3-month USD LIBOR + 4%), 10/01/27 .................... United States 1,760,954 1,767,558
Hunter Holdco 3 Ltd., First Lien, Initial Dollar Term Loan, 4.75%,
(3-month USD LIBOR + 4.25%), 8/19/28 .................. United Kingdom 894,309 899,339
Neustar , Inc., First Lien, Term Loan, B5, 5.5%, (1-month USD LIBOR
+ 4.5%), 8/08/24 .................................... United States 687,290 688,936
Peraton Corp., First Lien, Term Loan, B, 4.5%, (1-month USD LIBOR
+ 3.75%), 2/01/28 ................................... United States 1,486,254 1,489,740
Pitney Bowes, Inc., Refinancing Term Loan, B, 4.09%, (1-month USD
LIBOR + 4%), 3/17/28 ................................ United States 1,791,000 1,797,161
i
Thrasio LLC, Initial Term Loan, 8%, (1-month USD LIBOR + 7%),
12/18/26 .......................................... United States 349,121 348,248
10,645,616
a a a a a a
Leisure Products 0.3%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), First
Lien, Initial Term Loan, 4.5%, (1-month USD LIBOR + 3.5%),
12/16/24 .......................................... United States 495,289 486,698
i
Motion Acquisition Ltd. ,
Term Loan, B1, 3.382%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 349,215 338,836
Term Loan, B2, 3.382%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 49,785 48,305
873,839
a a a a a a
Life Sciences Tools & Services 0.1%
ICON plc, U.S. Term Loan, 3%, (3-month USD LIBOR + 2.5%),
7/03/28 ........................................... Ireland 121,105 121,642
i,l
Parexel International Corp., Term Loan, TBD, 8/11/28 .......... United States 258,065 258,429
380,071
a a a a a a
Machinery 0.7%
Tiger Acquisition LLC, First Lien, Initial Term Loan, 3.75%, (3-month
USD LIBOR + 3.25%), 6/01/28 .......................... United States 544,218 542,944
i
TK Elevator Midco GmbH, USD Term Loan, B1, 4%, (6-month USD
LIBOR + 3.5%), 7/30/27 ............................... Germany 1,315,109 1,319,127
1,862,071
a a a a a a

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k
Senior Floating Rate Interests
(continued)
Media 2.0%
Cengage Learning, Inc., First Lien, Term Loan, B, 5.75%, (3-month
USD LIBOR + 4.75%), 7/14/26 .......................... United States 995,820 $ 1,003,572
Clear Channel Outdoor Holdings, Inc., Term Loan, B, 3.629%,
(3-month USD LIBOR + 3.5%), 8/21/26 ................... United States 593,943 582,572
CSC Holdings LLC, March 2017 Refinancing Term Loan, 2.334%,
(1-month USD LIBOR + 2.25%), 7/17/25 .................. United States 797,776 788,239
McGraw-Hill Education, Inc., Initial Term Loan, 5.25%, (1-month USD
LIBOR + 4.75%), 7/28/28 .............................. United States 838,710 842,304
Radiate HoldCo LLC, Term Loan, B, 4.25%, (1-month USD LIBOR +
3.5%), 9/25/26 ...................................... United States 271,145 271,224
Sinclair Television Group, Inc., Term Loan, B, 2.34%, (1-month USD
LIBOR + 2.25%), 1/03/24 .............................. United States 383,106 379,354
Univision Communications, Inc. ,
First Lien, 2021 Replacement Converted Term Loan, 4%, (1-month
USD LIBOR + 3.25%), 3/15/26 .......................... United States 980,676 980,808
i,l
Term Loan, B, TBD, 5/05/28 ............................ United States 342,391 342,330
Virgin Media Bristol LLC, Term Loan, Q, 3.334%, (1-month USD
LIBOR + 3.25%), 1/31/29 .............................. United States 262,949 263,350
WideOpenWest Finance LLC, Eighth Amendment Term Loan, B,
4.25%, (1-month USD LIBOR + 3.25%), 8/18/23 ............. United States 158,004 158,300
5,612,053
a a a a a a
Metals & Mining 0.2%
U.S. Silica Co., Term Loan, 5%, (1-month USD LIBOR + 4%),
5/01/25 ........................................... United States 593,935 582,894
Multiline Retail 0.1%
Franchise Group, Inc., First Lien, Initial Term Loan, 5.5%, (3-month
USD LIBOR + 4.75%), 3/10/26 .......................... United States 302,261 304,339
Personal Products 0.6%
Conair Holdings LLC, First Lien, Initial Term Loan, 4.25%, (3-month
USD LIBOR + 3.75%), 5/17/28 .......................... United States 272,491 273,031
Coty, Inc., USD Term Loan, B, 2.333%, (1-month USD LIBOR +
2.25%), 4/07/25 ..................................... United States 493,867 486,357
Sunshine Luxembourg VII SARL, Term Loan, B3, 4.5%, (3-month
USD LIBOR + 3.75%), 10/01/26 ......................... Luxembourg 849,153 852,499
1,611,887
a a a a a a
Pharmaceuticals 0.5%
Bausch Health Cos., Inc., Initial Term Loan, 3.085%, (1-month USD
LIBOR + 3%), 6/02/25 ................................ United States 568,729 568,658
Organon & Co., Dollar Term Loan, 3.5%, (6-month USD LIBOR +
3%), 6/02/28 ....................................... United States 795,304 798,286
1,366,944
a a a a a a
Professional Services 0.4%
CCRR Parent, Inc., First Lien, Initial Term Loan, 4.5%, (3-month USD
LIBOR + 3.75%), 3/06/28 .............................. United States 162,506 163,115
i,l
CHG Healthcare Services, Inc., Term Loan, TBD, 9/22/28 ....... United States 430,769 431,924
UKG, Inc., First Lien, 2021 Incremental Term Loan, 4%, (3-month
USD LIBOR + 3.25%), 5/04/26 .......................... United States 539,623 541,398
1,136,437
a a a a a a
Road & Rail 0.9%
Avis Budget Car Rental LLC, New Term Loan, B, 1.84%, (1-month
USD LIBOR + 1.75%), 8/06/27 .......................... United States 955,647 937,332

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k
Senior Floating Rate Interests
(continued)
Road & Rail (continued)
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan, B, 5%,
(3-month USD LIBOR + 4%), 5/21/26 ..................... Australia 1,435,450 $ 1,444,422
2,381,754
a a a a a a
Software 7.5%
athenahealth , Inc., First Lien, Term Loan, B1, 4.377%, (3-month USD
LIBOR + 4.25%), 2/11/26 .............................. United States 1,663,797 1,670,661
Atlas Purchaser, Inc., First Lien, Initial Term Loan, 6%, (3-month
USD LIBOR + 5.25%), 5/08/28 .......................... United States 634,773 627,895
Blackboard, Inc., First Lien, Term Loan, B5, 7%, (3-month USD
LIBOR + 6%), 6/30/24 ................................ United States 495,451 499,105
i,l
Cloudera, Inc. ,
Second Lien, Term Loan, TBD, 8/10/29 ................... United States 165,289 165,289
Term Loan, TBD, 7/08/28 .............................. United States 581,818 582,002
i,l
Cornerstone OnDemand , Inc., Term Loan, TBD, 9/21/28 ........ United States 903,614 903,334
DCert Buyer, Inc., First Lien, Initial Term Loan, 4.084%, (1-month
USD LIBOR + 4%), 10/16/26 ........................... United States 1,742,983 1,745,405
ECI Macola /MAX Holding LLC, First Lien, Initial Term Loan, 4.5%,
(3-month USD LIBOR + 3.75%), 11/09/27 .................. United States 629,992 630,622
Epicor Software Corp., Term Loan, C, 4%, (1-month USD LIBOR +
3.25%), 7/30/27 ..................................... United States 667,309 667,993
Greeneden U.S. Holdings I LLC, 2020 Initial Dollar Term Loan,
4.75%, (1-month USD LIBOR + 4%), 12/01/27 .............. United States 777,429 780,970
Hyland Software, Inc., First Lien, 2018 Refinancing Term Loan,
4.25%, (1-month USD LIBOR + 3.5%), 7/01/24 .............. United States 1,067,859 1,070,304
Idera , Inc., First Lien, Term Loan, B1, 4.5%, (1-month USD LIBOR +
3.75%), 3/02/28 ..................................... United States 1,592,419 1,594,577
IGT Holding IV AB, Term Loan, B2, 4.25%, (3-month USD LIBOR +
3.75%), 3/31/28 ..................................... Sweden 729,667 732,407
Ivanti Software, Inc. ,
First Lien, First Amendment Term Loan, 4.75%, (3-month USD
LIBOR + 4%), 12/01/27 ............................... United States 58,630 58,798
First Lien, Initial Term Loan, 5.75%, (3-month USD LIBOR +
4.75%), 12/01/27 .................................... United States 796,000 799,670
LogMeIn, Inc., First Lien, Initial Term Loan, 4.833%, (1-month USD
LIBOR + 4.75%), 8/31/27 .............................. United States 1,645,571 1,646,731
MA Financeco LLC, Term Loan, B4, 5.25%, (3-month USD LIBOR +
4.25%), 6/05/25 ..................................... United States 564,939 569,617
Mitchell International, Inc., First Lien, Amendment No. 2 New Facility
Term Loan, 4.75%, (1-month USD LIBOR + 4.25%), 11/29/24 ... United States 990,000 991,856
Polaris Newco LLC, First Lien, Dollar Term Loan, 4.5%, (3-month
USD LIBOR + 4%), 6/02/28 ............................ United States 2,083,333 2,090,281
i
Quest Software US Holdings, Inc., First Lien, Initial Term Loan,
4.379%, (3-month USD LIBOR + 4.25%), 5/16/25 ............ United States 1,287,844 1,287,612
Sovos Compliance LLC, Term Loan, B, 5%, (3-month USD LIBOR +
4.5%), 8/11/28 ...................................... United States 285,436 287,458
Syncsort , Inc., First Lien, Initial Term Loan, 5%, (3-month USD
LIBOR + 4.25%), 4/24/28 .............................. United States 1,267,597 1,267,394
20,669,981
a a a a a a
Specialty Retail 1.8%
Great Outdoors Group LLC, Term Loan, B1, 5%, (3-month USD
LIBOR + 4.25%), 3/06/28 .............................. United States 979,881 985,148
Michaels Cos., Inc. (The), Term Loan, B, 5%, (3-month USD LIBOR
+ 4.25%), 4/15/28 ................................... United States 917,700 919,678
Park River Holdings, Inc., First Lien, Initial Term Loan, 4%, (3-month
USD LIBOR + 3.25%), 12/28/27 ......................... United States 660,709 658,852

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k
Senior Floating Rate Interests
(continued)
Specialty Retail (continued)
PetSmart LLC, Initial Term Loan, 4.5%, (3-month USD LIBOR +
3.75%), 2/11/28 ..................................... United States 518,127 $ 519,977
Rent-A-Center, Inc., 2021 Initial Term Loan, 3.75%, (1-month USD
LIBOR + 3.25%), 2/17/28 .............................. United States 283,807 285,226
Savers, Inc., Term Loan, 6.5%, (3-month USD LIBOR + 5.75%),
4/26/28 ........................................... United States 473,684 479,605
SRS Distribution, Inc., 2021 Refinancing Term Loan, 4.25%,
(3-month USD LIBOR + 3.75%), 6/02/28 .................. United States 532,450 533,004
Woof Holdings, Inc., First Lien, Initial Term Loan, 4.5%, (3-month
USD LIBOR + 3.75%), 12/21/27 ......................... United States 532,138 533,637
4,915,127
a a a a a a
Technology Hardware, Storage & Peripherals 0.8%
Amentum Government Services Holdings LLC ,
First Lien, Term Loan, 1, 3.584%, (1-month USD LIBOR + 3.5%),
1/29/27 ........................................... United States 296,250 296,498
First Lien, Term Loan, 2, 5.5%, (3-month USD LIBOR + 4.75%),
1/29/27 ........................................... United States 1,322,206 1,335,097
Magenta Buyer LLC, First Lien, Initial Term Loan, 5.75%, (3-month
USD LIBOR + 5%), 7/27/28 ............................ United States 696,454 697,324
2,328,919
a a a a a a
Textiles, Apparel & Luxury Goods 0.3%
Champ Acquisition Corp., First Lien, Initial Term Loan, 5.662%,
(3-month USD LIBOR + 5.5%), 12/19/25 .................. United States 463,970 467,159
Tory Burch LLC, Initial Term Loan, B, 4%, (1-month USD LIBOR +
3.5%), 4/16/28 ...................................... United States 337,863 338,919
806,078
a a a a a a
Transportation Infrastructure 0.1%
First Student Bidco , Inc. ,
Initial Term Loan, B, 3.5%, (3-month USD LIBOR + 3%), 7/21/28 United States 211,708 210,808
Initial Term Loan, C, 3.5%, (3-month USD LIBOR + 3%), 7/21/28 United States 78,147 77,815
288,623
a a a a a a
Total Senior Floating Rate Interests (Cost $128,218,509) .........................
129,222,843
Marketplace Loans 3.0%
Diversified Financial Services 3.0%
b
Freedom Financial Asset Management LLC, 5.99% - 25.49%,
8/10/23 - 12/09/26 ................................... United States 2,365,729 2,412,465
b
LendingClub Corp. - LCX PM, 9.02% - 21.99%, 10/19/23 - 2/02/26 United States 383,704 346,900
b
LendingClub Corp. - LCX, 6.46% - 25.65%, 7/05/22 - 2/12/25 .... United States 396,060 370,602
b
LendingClub Corp., 5% - 25.34%, 11/01/21 - 3/11/25 ........... United States 3,477,573 3,148,677
b
Prosper Funding LLC, 11.6% - 24.8%, 8/19/24 - 9/28/26 ........ United States 1,047,927 1,045,266
b
Upgrade, Inc., 24.29% - 29.69%, 11/18/22 - 1/03/25 ........... United States 89,397 89,847
b
Upstart Network, Inc., 6.17% - 31.99%, 9/16/24 - 9/16/28 ....... United States 849,695 852,547
8,266,304
a a a a a a
Total Marketplace Loans (Cost $8,678,371) .....................................
8,266,304
Asset-Backed Securities 10.6%
Capital Markets 0.0%
†
m
Merrill Lynch Mortgage Investors Trust , 2003-OPT1 , B2 , FRN ,
4.211% , ( 1-month USD LIBOR + 4.125% ), 7/25/34 ........... United States 33,301 19,244

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services 10.6%
f,h,m
Carlyle Global Market Strategies CLO Ltd. , 2014-1A , DR , 144A,
FRN , 2.734% , ( 3-month USD LIBOR + 2.6% ), 4/17/31 ........ United States 2,300,000 $ 2,208,147
f,m
Carlyle US CLO Ltd. , 2017-4A , C , 144A, FRN , 2.926% , ( 3-month
USD LIBOR + 2.8% ), 1/15/30 ........................... United States 1,000,000 958,487
f,n
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-29, PT, 144A, FRN, 28.168%, 12/15/43 ............... United States 110,237 109,444
2019-26, PT, 144A, FRN, 19.943%, 8/15/44 ................ United States 342,136 341,968
2019-31, PT, 144A, FRN, 20.53%, 9/15/44 ................. United States 308,414 305,768
2019-37, PT, 144A, FRN, 19.927%, 10/17/44 ............... United States 319,677 315,749
2019-42, PT, 144A, FRN, 19.358%, 11/15/44 ............... United States 333,815 333,274
2019-51, PT, 144A, FRN, 16.901%, 1/15/45 ................ United States 410,728 410,447
2019-52, PT, 144A, FRN, 16.288%, 1/15/45 ................ United States 403,076 405,730
2019-S1, PT, 144A, FRN, 16.631%, 4/15/44 ................ United States 236,576 232,180
2019-S2, PT, 144A, FRN, 13.836%, 5/16/44 ................ United States 154,057 152,682
2019-S3, PT, 144A, FRN, 14.257%, 6/15/44 ................ United States 480,732 478,455
2019-S4, PT, 144A, FRN, 14.164%, 8/15/44 ................ United States 273,915 273,954
2019-S5, PT, 144A, FRN, 14.026%, 9/15/44 ................ United States 285,632 285,404
2019-S6, PT, 144A, FRN, 11.36%, 10/17/44 ................ United States 276,906 271,581
2019-S7, PT, 144A, FRN, 10.922%, 12/15/44 ............... United States 246,186 243,286
2019-S8, PT, 144A, FRN, 10.679%, 1/15/45 ................ United States 299,312 294,702
2020-2, PT, 144A, FRN, 16.627%, 3/15/45 ................. United States 401,539 402,727
2020-7, PT, 144A, FRN, 16.653%, 4/17/45 ................. United States 237,572 235,308
f,h,m
Dorchester Park CLO DAC , 2015-1A , CR , 144A, FRN , 1.884% ,
( 3-month USD LIBOR + 1.75% ), 4/20/28 .................. United States 1,000,000 1,002,041
f,h,m
Dryden 38 Senior Loan Fund , 2015-38A , DR , 144A, FRN , 3.126% ,
( 3-month USD LIBOR + 3% ), 7/15/30 ..................... United States 2,500,000 2,502,001
f,h,m
Dryden 42 Senior Loan Fund , 2016-42A , CR , 144A, FRN , 2.176% ,
( 3-month USD LIBOR + 2.05% ), 7/15/30 .................. United States 2,400,000 2,406,073
f,h,m
Dryden 58 CLO Ltd. , 2018-58A , C , 144A, FRN , 1.934% , ( 3-month
USD LIBOR + 1.8% ), 7/17/31 ........................... United States 3,000,000 2,978,549
f,m
Madison Park Funding XXXI Ltd. , 2018-31A , D , 144A, FRN , 3.138% ,
( 3-month USD LIBOR + 3% ), 1/23/31 ..................... United States 1,250,000 1,255,031
m
Morgan Stanley ABS Capital I, Inc. Trust , 2003-NC10 , B1 , FRN ,
5.036% , ( 1-month USD LIBOR + 4.95% ), 10/25/33 ........... United States 345,879 377,812
f,h,m
Octagon Investment Partners XXII Ltd. , 2014-1A , CRR , 144A, FRN ,
2.038% , ( 3-month USD LIBOR + 1.9% ), 1/22/30 ............. United States 6,050,000 6,037,900
f,n
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 245,528 246,961
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 268,365 263,602
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 70,646 70,920
m
Structured Asset Investment Loan Trust , 2003-BC2 , M3 , FRN ,
4.961% , ( 1-month USD LIBOR + 4.875% ), 4/25/33 ........... United States 13,987 15,004
f,n
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
13.323% , 2/15/26 .................................... United States 243,507 246,292
f,m
Voya CLO Ltd. ,
h
2014-1A, BR2, 144A, FRN, 2.034%, (3-month USD LIBOR +
1.9%), 4/18/31 ...................................... United States 1,300,000 1,289,081
2014-1A, CR2, 144A, FRN, 2.934%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 500,000 486,793
h
2016-3A, CR, 144A, FRN, 3.384%, (3-month USD LIBOR +
3.25%), 10/18/31 .................................... United States 2,000,000 1,936,962
29,374,315
a a a a a a
Total Asset-Backed Securities (Cost $28,675,343) ...............................
29,393,559

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Mortgage-Backed Securities 1.2%
Diversified Financial Services 0.1%
n
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 United States 194,980 $ 164,107
Thrifts & Mortgage Finance 1.1%
h
Citigroup Commercial Mortgage Trust , 2015-GC27 , A5 , 3.137% ,
2/10/48 ........................................... United States 1,520,000 1,614,356
h
JPMBB Commercial Mortgage Securities Trust , 2015-C28 , A4 ,
3.227% , 10/15/48 .................................... United States 1,410,000 1,497,685
3,112,041
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $3,164,689) .................
3,276,148
Mortgage-Backed Securities 17.6%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.5%
g
FHLMC Gold Pools, 15 Year, 5%, 12/01/23 .................. United States 67,358 70,270
g
FHLMC Gold Pools, 20 Year, 6.5%, 8/01/27 .................. United States 103,741 116,668
g
FHLMC Gold Pools, 30 Year, 3.5%, 3/01/45 .................. United States 13,656 14,696
g
FHLMC Gold Pools, 30 Year, 3.5%, 12/01/48 ................. United States 2,669,751 2,831,940
g
FHLMC Gold Pools, 30 Year, 4%, 5/01/48 ................... United States 2,040,904 2,197,430
g
FHLMC Gold Pools, 30 Year, 6%, 7/01/28 - 11/01/36 ........... United States 274,963 318,692
g
FHLMC Gold Pools, 30 Year, 6.5%, 3/01/38 .................. United States 7,034 8,032
g
FHLMC Gold Pools, 30 Year, 7%, 9/01/27 ................... United States 34,843 37,818
g
FHLMC Gold Pools, 30 Year, 8.5%, 7/01/31 .................. United States 113,468 129,522
FHLMC Pool, 15 Year, 2.5%, 9/01/35 ....................... United States 3,917,481 4,090,335
9,815,403
o
Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
g
FNMA, 1.665% - 1.85%, (6-month USD LIBOR +/- MBS Margin),
6/01/32 - 7/01/34 .................................... United States 137,132 137,338
137,338
Federal National Mortgage Association (FNMA) Fixed Rate 12.2%
g
FNMA, 3.5%, 7/01/56 .................................. United States 510,463 556,665
FNMA, 15 Year, 2%, 9/01/35 ............................. United States 1,175,834 1,212,324
g
FNMA, 15 Year, 3%, 8/01/27 ............................. United States 4,709 4,964
g
FNMA, 15 Year, 3.5%, 1/01/26 ........................... United States 7,908 8,446
g
FNMA, 20 Year, 4.5%, 5/01/24 - 9/01/29 .................... United States 22,688 24,524
g
FNMA, 30 Year, 2.5%, 9/01/50 ........................... United States 5,264,783 5,434,682
g
FNMA, 30 Year, 3%, 10/01/50 ............................ United States 3,975,434 4,161,383
g
FNMA, 30 Year, 3.5%, 1/01/45 - 6/01/45 .................... United States 574,584 620,971
g
FNMA, 30 Year, 4%, 11/01/44 - 1/01/48 ..................... United States 900,662 979,385
g
FNMA, 30 Year, 4%, 10/01/47 ............................ United States 2,901,468 3,139,302
g
FNMA, 30 Year, 4.5%, 3/01/44 ........................... United States 1,038 1,128
g
FNMA, 30 Year, 5%, 5/01/38 - 7/01/39 ...................... United States 199,940 228,355
g
FNMA, 30 Year, 5.5%, 6/01/37 ........................... United States 159,390 185,944
g
FNMA, 30 Year, 6%, 4/01/33 - 6/01/38 ...................... United States 378,140 446,139
g
FNMA, 30 Year, 6.5%, 8/01/32 ........................... United States 66,991 77,734
g
FNMA, 30 Year, 8%, 10/01/29 ............................ United States 267 268
p
FNMA, Single-family, 15 Year, 2%, 10/25/36 ................. United States 4,653,000 4,792,408
p
FNMA, Single-family, 30 Year, 2%, 10/25/51 ................. United States 3,931,000 3,941,902
p
FNMA, Single-family, 30 Year, 2.5%, 10/25/51 ................ United States 7,700,000 7,939,723
33,756,247
Government National Mortgage Association (GNMA) Fixed Rate 1.8%
g
GNMA I, Single-family, 30 Year, 6.5%, 6/15/31 - 12/15/33 ........ United States 203,371 227,393
p
GNMA II, Single-family, 30 Year, 2%, 10/15/51 ................ United States 1,554,000 1,576,521
p
GNMA II, Single-family, 30 Year, 2.5%, 10/15/51 .............. United States 1,539,000 1,588,837
g
GNMA II, Single-family, 30 Year, 3.5%, 12/20/49 .............. United States 1,329,647 1,397,007

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
g
GNMA II, Single-family, 30 Year, 7%, 1/20/24 - 1/20/29 ......... United States 14,026 $ 15,622
g
GNMA II, Single-family, 30 Year, 8%, 1/20/28 - 10/20/31 ........ United States 55,680 65,318
4,870,698
Total Mortgage-Backed Securities (Cost $48,240,504) ............................
48,579,686
Residential Mortgage-Backed Securities 1.2%
Thrifts & Mortgage Finance 1.2%
h,m
FNMA Connecticut Avenue Securities ,
2017-C03, 1M2, FRN, 3.086%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 1,853,677 1,906,995
2017-C05, 1M2, FRN, 2.286%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 1,414,978 1,447,426
3,354,421
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $3,363,413) ..................
3,354,421
Shares/Units
Escrows and Litigation Trusts 0.0%
a,b
Remington Outdoor Co., Inc., Litigation Units ................. United States 3,700 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $410,026,456) ...............................
412,412,926
a
Short Term Investments 1.5%
a a
Country Shares
a
Value
a
Money Market Funds 1.5%
q,r
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 4,063,530 4,063,530
Total Money Market Funds (Cost $4,063,530) ...................................
4,063,530
Total Short Term Investments (Cost $4,063,530 ) .................................
4,063,530
a
Total Investments (Cost $414,089,986) 150.7% ..................................
$416,476,456
Reverse Repurchase Agreements (12.3)% ......................................
(34,009,787)
Credit Facility (30.0)% ........................................................
(83,000,000)
Other Assets, less Liabilities (8.4)% ...........................................
(23,030,379)
Net Assets 100.0% ...........................................................
$276,436,290
Amount
Borrowed Payable
s
Reverse Repurchase Agreements (12.3)%
Counterparty UBS AG, 0.48%, 1/07/22 ..................... $1,355,292 $(1,355,798)
Counterparty UBS AG, 0.48%, 1/07/22 ..................... $1,459,656 $(1,460,201)
Counterparty UBS AG, 0.6%, 1/07/22 ...................... $1,002,375 $(1,002,843)
Counterparty UBS AG, 0.6%, 1/07/22 ...................... $1,153,750 $(1,154,288)
Counterparty UBS AG, 0.6%, 1/07/22 ...................... $1,035,000 $(1,035,483)
Counterparty UBS AG, 0.6%, 1/07/22 ...................... $1,239,375 $(1,239,953)
Counterparty UBS AG, 0.6%, 1/07/22 ...................... $1,076,250 $(1,076,752)
Counterparty UBS AG, 0.6%, 1/07/22 ...................... $1,289,750 $(1,290,352)
Counterparty UBS AG, 0.6%, 1/07/22 ...................... $1,430,625 $(1,431,293)
Counterparty UBS AG, 0.6%, 1/07/22 ...................... $1,087,500 $(1,088,008)

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See A bbreviations on page 33 .
a
a a
Country
Amount
Borrowed
a
Payable
s
Reverse Repurchase Agreements
(continued)
Counterparty UBS AG, 0.6%, 1/07/22 ...................... $630,000 $(630,294)
Counterparty UBS AG, 0.6%, 1/07/22 ...................... $1,030,500 $(1,030,981)
Counterparty UBS AG, 0.6%, 1/07/22 ...................... $1,303,125 $(1,303,733)
Counterparty UBS AG, 0.88%, 1/07/22 ..................... $4,827,900 $(4,831,204)
Counterparty UBS AG, 0.88%, 1/07/22 ..................... $2,400,000 $(2,401,643)
Counterparty UBS AG, 0.88%, 1/07/22 ..................... $1,105,109 $(1,105,866)
Counterparty UBS AG, 0.88%, 1/07/22 ..................... $1,419,250 $(1,420,221)
Counterparty UBS AG, 0.88%, 1/07/22 ..................... $861,998 $(862,588)
Counterparty UBS AG, 0.88%, 1/07/22 ..................... $849,877 $(850,459)
Counterparty UBS AG, 0.88%, 1/07/22 ..................... $2,040,046 $(2,041,442)
Counterparty UBS AG, 1.23%, 1/07/22 ..................... $2,000,000 $(2,001,913)
Counterparty UBS AG, 1.23%, 1/07/22 ..................... $1,600,000 $(1,601,531)
Counterparty UBS AG, 1.23%, 1/07/22 ..................... $1,791,228 $(1,792,941)
Total Reverse Repurchase Agreements (Proceeds $33,988,605) ...................
$(34,009,787)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
c
See Note 5 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $186,185,994, representing 67.4% of net assets.
g
A portion or all of the security is pledged as collateral in connection with the Fund’s revolving credit facility.
h
A portion or all of the security is designated as collateral for reverse repurchase agreements.
i
A portion or all of the security purchased on a delayed delivery basis.
j
Defaulted security or security for which income has been deemed uncollectible.
k
The coupon rate shown represents the rate at period end.
l
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
m
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
n
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
o
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
p
Security purchased on a to-be-announced (TBA) basis.
q
See Note 7 regarding investments in affiliated management investment companies.
r
The rate shown is the annualized seven-day effective yield at period end.
s
See Note 8 regarding reverse repurchase agreements.

Franklin Limited Duration Income Trust

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Franklin Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity)
securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the
Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Restricted Securities
At September 30, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin Limited Duration Income Trust
1,571,558 Goodrich Petroleum Corp., 13.5%, 5/31/23 ......... 3/09/21 - 7/15/21 $ 1,571,558 $ 2,093,279
2,334,763 Nine Point Energy LLC ........................ 7/15/14 - 1/22/21 1,208,234 —
Total Restricted Securities (Value is 0.8% of Net Assets) .............. $2,779,792 $2,093,279
*
In U.S. dollars unless otherwise indicated.
2. Financial Instrument Valuation
(continued)

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
6. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statement of Investments.
At September 30, 2021, unfunded commitments were as follows:
7. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2021, the Fund held investments in affiliated management investment companies as follows:
8. Reverse Repurchase Agreements
The Fund enters into reverse repurchase agreements, under which the Fund sells securities in exchange for cash to counterparties, with a simultaneous agreement to repurchase the same or substantially the same security at a mutually agreed-upon date and price. Such a transaction is accounted for as a secured borrowing by the Fund, collateralized by securities for which the Fund retains possession. Reverse repurchase agreements are subject to the terms of Master
Repurchase Agreements (MRAs) with approved counterparties (buyers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for reverse repurchase agreements. In the event of default by either the buyer or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The buyer may sell securities the Fund pledged as collateral and apply the proceeds towards the reverse repurchase price and any other amounts owed by the Fund in the event of default by the Fund. This could involve
Borrower Unfunded Commitment
Aveanna Healthcare LLC $165,408
DexCo Global Inc 76,955
National Mentor Holdings, Inc. 70,867
Osmosis Buyer Ltd. 119,568
Sovos Compliance, LLC 49,641
$482,439
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Limited Duration Income Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $18,328,988 $107,722,882 $(121,988,340) $— $— $4,063,530 4,063,530 $608
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $2,000 $(2,000) $ — $ — $— — $—
Total Affiliated Securities ... $18,328,988 $107,724,882 $(121,990,340) $— $— $4,063,530 $608

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
costs or delays in addition to a loss on the securities if their value falls below the reverse repurchase price owed by the Fund.
The Fund monitors collateral fair value for the reverse repurchase agreement, including accrued interest, over the life of the agreement, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity.
The remaining contractual maturity of the repurchase agreements totaling $34,083,922 are greater than 90 days.
The Fund pledged corporate bonds, asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities as the collateral valued at $34,085,434 which has been identified on the Statement of
Investments.
For the period ended September 30, 2021, the average borrowings and the average interest rate were $28,323,525 and 0.9%, respectively.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
8. Reverse Repurchase Agreements
(continued)

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. $ — $ 59,256 $ — $ 59,256
Machinery ............................ — 302,355 — 302,355
Metals & Mining ....................... 390,671 — — 390,671
Oil, Gas & Consumable Fuels ............. 3,217 — 1,629
a
4,846
Road & Rail .......................... — — —
a
—
Specialty Retail ........................ 6 — — 6
Preferred Stocks ........................ — 177,267 — 177,267
Warrants :
Oil, Gas & Consumable Fuels ............. 1,152 — 488 1,640
Paper & Forest Products ................. 2,245 — — 2,245
Convertible Bonds ....................... — 25,635 — 25,635
Corporate Bonds :
Aerospace & Defense ................... — 1,461,250 — 1,461,250
Airlines .............................. — 3,329,921 — 3,329,921
Auto Components ...................... — 4,772,300 — 4,772,300
Automobiles .......................... — 1,268,917 — 1,268,917
Banks ............................... — 1,584,563 — 1,584,563
Beverages ........................... — 699,023 — 699,023
Biotechnology ......................... — 2,043,750 — 2,043,750
Building Products ...................... — 5,395,042 — 5,395,042
Chemicals ........................... — 6,498,866 — 6,498,866
Commercial Services & Supplies ........... — 4,581,120 — 4,581,120
Construction & Engineering ............... — 2,990,671 — 2,990,671
Consumer Finance ..................... — 3,136,133 — 3,136,133
Containers & Packaging ................. — 11,640,638 — 11,640,638
Diversified Financial Services ............. — 1,234,680 — 1,234,680
Diversified Telecommunication Services ..... — 3,679,821 — 3,679,821
Electric Utilities ........................ — 1,750,155 — 1,750,155
Electrical Equipment .................... — 1,019,200 — 1,019,200
Electronic Equipment, Instruments &
Components ........................ — 1,432,400 — 1,432,400
Energy Equipment & Services ............. — 3,620,520 — 3,620,520
Entertainment ......................... — 3,434,187 — 3,434,187
Equity Real Estate Investment Trusts (REITs) . — 3,188,576 — 3,188,576
Food Products ........................ — 3,845,013 — 3,845,013
Health Care Equipment & Supplies ......... — 690,180 — 690,180
Health Care Providers & Services .......... — 9,471,880 — 9,471,880
Hotels, Restaurants & Leisure ............. — 18,756,068 — 18,756,068
Household Durables .................... — 3,503,828 — 3,503,828
Independent Power and Renewable Electricity
Producers .......................... — 7,677,896 — 7,677,896
Insurance ............................ — 1,554,495 — 1,554,495
Internet & Direct Marketing Retail .......... — 622,300 — 622,300
IT Services ........................... — 3,449,577 — 3,449,577
Machinery ............................ — 5,023,987 — 5,023,987
Media ............................... — 10,978,385 — 10,978,385
Metals & Mining ....................... — 3,830,410 — 3,830,410
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 971,310 — 971,310
Oil, Gas & Consumable Fuels ............. — 16,339,749 2,093,279 18,433,028
Personal Products ..................... — 812,256 — 812,256
Pharmaceuticals ....................... — 7,892,155 — 7,892,155
Real Estate Management & Development .... — 2,073,995 — 2,073,995
Road & Rail .......................... — 1,407,975 949,808 2,357,783
9. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Semiconductors & Semiconductor Equipment . $ — $ 310,125 $ — $ 310,125
Software ............................. — 3,706,794 — 3,706,794
Specialty Retail ........................ — 3,259,618 — 3,259,618
Textiles, Apparel & Luxury Goods .......... — 1,055,530 — 1,055,530
Thrifts & Mortgage Finance ............... — 4,786,992 — 4,786,992
Trading Companies & Distributors .......... — 1,731,010 — 1,731,010
Wireless Telecommunication Services ....... — 3,799,697 — 3,799,697
Senior Floating Rate Interests ............... — 129,224,037 — 129,224,037
Marketplace Loans ...................... — — 8,266,304 8,266,304
Asset-Backed Securities .................. — 29,393,559 — 29,393,559
Commercial Mortgage-Backed Securities ...... — 3,276,148 — 3,276,148
Mortgage-Backed Securities ................ — 48,579,686 — 48,579,686
Residential Mortgage-Backed Securities ...... — 3,354,421 — 3,354,421
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 4,063,530 — — 4,063,530
Total Investments in Securities ........... $4,460,821 $400,705,322 $11,311,508 $416,477,651
Other Financial Instruments:
Unfunded Loan Commitments .............. $ — $ 2,908 $ — $ 2,908
Total Other Financial Instruments ......... $— $2,908 $— $2,908
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements ............ $ — $ 34,009,787 $ — $ 34,009,787
a
Includes securities determined to have no value at September 30, 2021.
9. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2021, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2021, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ —
d
$ — $ —
d
$ — $ — $ — $ (1,947,001) $ 1,947,001 $ — $ —
Oil, Gas & Consumable
Fuels .......... 1,631 — — — — — — (2) 1,629
d
(2)
Road & Rail ....... 14,006 — — — — — — (14,006) —
d
(14,006)
Warrants :
Oil, Gas & Consumable
Fuels .......... 87 — — — — — — 401 488 401
Corporate Bonds :
Hotels, Restaurants &
Leisure ......... 11,400 — — — (11,400) — — — — —
Oil, Gas & Consumable
Fuels .......... 3,092 1,571,558 — — (3,092) — — 521,721 2,093,279 521,721
Road & Rail ....... 864,816 — — — — 63,243 — 21,749 949,808 21,749
Senior Floating Rate
Interests :
Road & Rail ....... 647,125 — (696,715) — — (6,240) (28,528) 84,358 — —
Marketplace Loans :
Diversified Financial
Services ........ 7,222,952 4,481,344 (3,736,313) — — — (119,684) 418,005 8,266,304 21,433
Escrows and Litigation
Trusts ........... 3,000
d
— (9,334) — — — (43,576) 49,910 —
d
—
Total Investments in
Securities ............ $8,768,109 $6,052,902 $(4,442,362) $— $(14,492) $57,003 $(2,138,789) $3,029,137 $11,311,508 $551,296
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes securities determined to have no value.
9. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Corporate Bonds:
Oil, Gas & Consumable Fuels $2,093,279 Discounted cash flow Discount rate 15.4% Decrease
Free cash flow $2.1 mil Increase
Road & Rail
..............
$949,808 Discounted cash flow Discount rate 15.6% Decrease
c
Free cash flow $.9 mil Increase
Marketplace Loans:
Diversified Financial Services
.
6,606,408 Discounted cash flow Loss-adjusted
discount rate
3.4% - 7.5%
(6.6%)
Decrease
d
Projected loss rate 11.5% - 19.9%
(16.4%)
Decrease
d
All Other Investments
..........
1,662,013
e,f
Total
.......................
$11,311,508
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Represents a significant impact to fair value and net assets.
e
Includes securities determined to have no value at September 30, 2021.
f
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
9. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Abbreviations
Selected Portfolio
CLO
Collateralized Loan Obligation
CVR
Contingent Voting Rights
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
TBA
To-Be-Announced
TBD
To Be Determined
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.